MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Restructuring And Related Costs [Line Items]
Manufacturing facility closures, restructuring and other related charges	$ 1,359	$ 2,408	$ 3,666
Restructurings in 2017, 2016 and 2015
Schedule Of Restructuring And Related Costs [Line Items]
Impairment of property, plant and equipment	289	3,018	987
Impairment of intangibles	0	379	0
Equipment relocation	147	711	190
Revaluation and impairment of inventories	163	1,420	3,724
Termination benefits and other labor related costs	2	1,765	1,382
Restoration and idle facility costs	308	3,787	1,683
Insurance proceeds	0	(9,793)	(5,000)
Professional fees	87	942	273
Other costs	363	179	427
Manufacturing facility closures, restructuring and other related charges	$ 1,359	$ 2,408	$ 3,666